Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	Symetra Mutual Funds Trust
Central Index Key	0001538307
Amendment Flag	false
Document Creation Date	Apr 30, 2013
Document Effective Date	Apr 30, 2013
Prospectus Date	Apr 30, 2013

Symetra DoubleLine Total Return Fund
Symetra DoubleLine Total Return Fund
Investment Objective
The Symetra DoubleLine® Total Return Fund (the “Total Return Fund” or the “Fund”) seeks total return through both income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Total Return Fund. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses that will be applied at the variable annuity or variable life insurance contract level. If those additional fees and expenses were included, overall expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Symetra DoubleLine Total Return Fund
Management Fees		0.55%
Other Expenses	[1]	1.27%
Acquired Fund Fees and Expenses	[2]	0.02%
Total Annual Fund Operating Expenses		1.84%
Less: Fee Waiver and Expense Reimbursement	[3]	(1.19%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement		0.65%
[1]	"Other Expenses" shown differ from the ratios shown in the Fund's financial highlights due to the impact of the closure of several funds of Symetra Mutual Funds Trust (the "Trust") as well as accounting for the Fund's expenses over a full one-year period.
[2]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund in which the Fund invests. The Fund's proportionate share of these operating expenses is reflected under "Acquired Fund Fees and Expenses."
[3]	Symetra Investment Management, Inc. (the "Adviser") has contractually agreed to waive 0.05% of its management fee (the "Fee Waiver") and also agreed to pay Fund expenses in order to limit the Fund's Other Expenses (excluding interest, taxes, brokerage commissions, capitalized expenditures, expenses related to short sales, expenses related to directed brokerage arrangements, acquired fund fees and expenses, and extraordinary expenses) to 0.13% of the average daily net assets of the Total Return Fund (the "Expense Cap"). The Fee Waiver and the Expense Cap will remain in effect through at least April 30, 2014, and may be terminated before then only by the Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, as long as the Fund can make the repayment while remaining within its Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the Total Return Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap and Fee Waiver only in the first year)

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Symetra DoubleLine Total Return Fund	66	463	884	2,061

Portfolio Turnover
The Total Return Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the period May 30, 2012 through December 31, 2012, the Fund’s portfolio turnover rate was 11.61% of the average value of its portfolio.

Principal Investment Strategies of the Total Return Fund
Under normal market conditions, the Fund pursues its investment objective by investing at least 80% of its net assets (plus the amount of borrowings for investment purposes) in debt securities. Under normal market conditions, the Fund invests more than half of its assets in mortgage-backed government securities, mortgage-backed securities collateralized by government securities, and privately-issued high grade mortgage-backed securities, including inverse floaters. The Fund also may invest up to 35% of its assets in lower-rated bonds (commonly known as junk bonds), bank loans and assignments, and credit default swap agreements. Investment in secured or unsecured fixed or floating rate loans arranged through private negotiations between a borrower and one or more financial institutions may be in the form of participations in loans or assignments of all or a portion of loans from third parties. Under normal market conditions, the Fund generally seeks a target weighted average effective duration of one to eight years, though actual duration may vary considerably from this target.

Portfolio securities may be sold at any time. Sales may occur when the Total Return Fund’s portfolio managers determine to take advantage of a better investment opportunity because the portfolio managers believe the portfolio securities no longer represent relatively attractive investment opportunities, there is perceived deterioration in the credit fundamentals of the issuer or if they believe it would be appropriate to do so in order to readjust the duration of the Fund’s investment portfolio.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Total Return Fund. The following additional risks could affect the value of your investment:

•
Credit Risk. The issuers of the bonds and other debt securities held by the Fund may not be able to make interest or principal payments when due. Even if these issuers are able to make interest or principal payments, changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer by leading to greater volatility in the price of the security.

•
Credit Default Swap Risk. In a credit default swap transaction, both the Fund and its counter-party are exposed to the risk of default by the other. In addition, the terms of most credit default swap transactions require little or no initial investment by the seller in relation to the notional amount of the swap and the corresponding risk. Therefore, small changes in the market value of the reference security or group of securities may produce disproportionate and substantial losses for the seller.

•	Defaulted Securities Risk. There is a high level of uncertainty regarding the repayment of defaulted securities and obligations of distressed issuers.

•
Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise. Generally, the longer the duration of a debt security, the greater is the negative effect on its value when rates increase. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

•
Junk Bond Risk. Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Total Return Fund. Junk bonds are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities.

•
Leveraging Risk. Certain investments by the Total Return Fund may involve leverage, which may have the effect of increasing the volatility of the Fund’s portfolio, and the risk of loss in excess of invested capital.

•
Liquidity Risk. In certain circumstances, low trading volume, lack of a market maker, or contractual or legal restrictions may limit or prevent the Total Return Fund from selling securities or closing any derivative positions within a reasonable time at desirable prices. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Adviser may be required to fair value the investments.

•
Management Risk. The Total Return Fund is subject to management risk because it is an actively managed portfolio. The portfolio managers’ management practices, investment strategies, and choice of investments might not work to produce the desired results and the Fund might underperform other comparable funds.

•
Market Risk. The prices of the securities in which the Total Return Fund invests may decline for a number of reasons including in response to economic or political developments and perceptions about the creditworthiness of individual issuers or other issuer-specific events.

•
Mortgage-backed Securities Risk. Borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities may default or otherwise fail and, during periods of falling interest rates, mortgage-backed securities may be paid off by the obligor more quickly than originally anticipated (this is known as Prepayment Risk), which may result in the Total Return Fund having to reinvest proceeds in other investments at a lower interest rate (this is also known as Reinvestment Risk). During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security (this is known as Extension Risk). Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates.

•
New Fund Risk. The Total Return Fund recently commenced operations and has a limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size. If the Fund does not grow to or maintain an economically viable size, the Board may consider various alternatives, including the liquidation of the Fund or the merger of the Fund into another mutual fund.

•
Real Estate Risk. Real estate-related investments may decline in value as a result of factors affecting the real estate industry, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local and regional market conditions.

•
U.S. Government Issuer Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

Performance
When the Total Return Fund has been in operation for a full calendar year, performance information will be shown here.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Symetra DoubleLine Total Return Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Symetra DoubleLine® Total Return Fund (the “Total Return Fund” or the “Fund”) seeks total return through both income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Total Return Fund. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses that will be applied at the variable annuity or variable life insurance contract level. If those additional fees and expenses were included, overall expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Total Return Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the period May 30, 2012 through December 31, 2012, the Fund’s portfolio turnover rate was 11.61% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.61%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund in which the Fund invests. The Fund's proportionate share of these operating expenses is reflected under "Acquired Fund Fees and Expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Total Return Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap and Fee Waiver only in the first year)

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Total Return Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund pursues its investment objective by investing at least 80% of its net assets (plus the amount of borrowings for investment purposes) in debt securities. Under normal market conditions, the Fund invests more than half of its assets in mortgage-backed government securities, mortgage-backed securities collateralized by government securities, and privately-issued high grade mortgage-backed securities, including inverse floaters. The Fund also may invest up to 35% of its assets in lower-rated bonds (commonly known as junk bonds), bank loans and assignments, and credit default swap agreements. Investment in secured or unsecured fixed or floating rate loans arranged through private negotiations between a borrower and one or more financial institutions may be in the form of participations in loans or assignments of all or a portion of loans from third parties. Under normal market conditions, the Fund generally seeks a target weighted average effective duration of one to eight years, though actual duration may vary considerably from this target.

Portfolio securities may be sold at any time. Sales may occur when the Total Return Fund’s portfolio managers determine to take advantage of a better investment opportunity because the portfolio managers believe the portfolio securities no longer represent relatively attractive investment opportunities, there is perceived deterioration in the credit fundamentals of the issuer or if they believe it would be appropriate to do so in order to readjust the duration of the Fund’s investment portfolio.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the Total Return Fund. The following additional risks could affect the value of your investment:

•
Credit Risk. The issuers of the bonds and other debt securities held by the Fund may not be able to make interest or principal payments when due. Even if these issuers are able to make interest or principal payments, changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer by leading to greater volatility in the price of the security.

•
Credit Default Swap Risk. In a credit default swap transaction, both the Fund and its counter-party are exposed to the risk of default by the other. In addition, the terms of most credit default swap transactions require little or no initial investment by the seller in relation to the notional amount of the swap and the corresponding risk. Therefore, small changes in the market value of the reference security or group of securities may produce disproportionate and substantial losses for the seller.

•	Defaulted Securities Risk. There is a high level of uncertainty regarding the repayment of defaulted securities and obligations of distressed issuers.

•
Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise. Generally, the longer the duration of a debt security, the greater is the negative effect on its value when rates increase. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

•
Junk Bond Risk. Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Total Return Fund. Junk bonds are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities.

•
Leveraging Risk. Certain investments by the Total Return Fund may involve leverage, which may have the effect of increasing the volatility of the Fund’s portfolio, and the risk of loss in excess of invested capital.

•
Liquidity Risk. In certain circumstances, low trading volume, lack of a market maker, or contractual or legal restrictions may limit or prevent the Total Return Fund from selling securities or closing any derivative positions within a reasonable time at desirable prices. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Adviser may be required to fair value the investments.

•
Management Risk. The Total Return Fund is subject to management risk because it is an actively managed portfolio. The portfolio managers’ management practices, investment strategies, and choice of investments might not work to produce the desired results and the Fund might underperform other comparable funds.

•
Market Risk. The prices of the securities in which the Total Return Fund invests may decline for a number of reasons including in response to economic or political developments and perceptions about the creditworthiness of individual issuers or other issuer-specific events.

•
Mortgage-backed Securities Risk. Borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities may default or otherwise fail and, during periods of falling interest rates, mortgage-backed securities may be paid off by the obligor more quickly than originally anticipated (this is known as Prepayment Risk), which may result in the Total Return Fund having to reinvest proceeds in other investments at a lower interest rate (this is also known as Reinvestment Risk). During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security (this is known as Extension Risk). Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates.

•
New Fund Risk. The Total Return Fund recently commenced operations and has a limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size. If the Fund does not grow to or maintain an economically viable size, the Board may consider various alternatives, including the liquidation of the Fund or the merger of the Fund into another mutual fund.

•
Real Estate Risk. Real estate-related investments may decline in value as a result of factors affecting the real estate industry, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local and regional market conditions.

•
U.S. Government Issuer Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Total Return Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	When the Total Return Fund has been in operation for a full calendar year, performance information will be shown here.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Total Return Fund has been in operation for a full calendar year, performance information will be shown here.
Symetra DoubleLine Total Return Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	1.27%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.19%)	[3]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	463
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	884
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,061

[1]	"Other Expenses" shown differ from the ratios shown in the Fund's financial highlights due to the impact of the closure of several funds of Symetra Mutual Funds Trust (the "Trust") as well as accounting for the Fund's expenses over a full one-year period.
[2]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund in which the Fund invests. The Fund's proportionate share of these operating expenses is reflected under "Acquired Fund Fees and Expenses."
[3]	Symetra Investment Management, Inc. (the "Adviser") has contractually agreed to waive 0.05% of its management fee (the "Fee Waiver") and also agreed to pay Fund expenses in order to limit the Fund's Other Expenses (excluding interest, taxes, brokerage commissions, capitalized expenditures, expenses related to short sales, expenses related to directed brokerage arrangements, acquired fund fees and expenses, and extraordinary expenses) to 0.13% of the average daily net assets of the Total Return Fund (the "Expense Cap"). The Fee Waiver and the Expense Cap will remain in effect through at least April 30, 2014, and may be terminated before then only by the Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, as long as the Fund can make the repayment while remaining within its Expense Cap.

Symetra DoubleLine Emerging Markets Income Fund
Symetra DoubleLine Emerging Markets Income Fund
Investment Objective
The Symetra DoubleLine® Emerging Markets Income Fund (the “Emerging Markets Fund” or the “Fund”) seeks total return through both income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets Fund. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses that will be applied at the variable annuity or variable life insurance contract level. If those additional fees and expenses were included, overall expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Symetra DoubleLine Emerging Markets Income Fund
Management Fees		0.90%
Other Expenses	[1]	1.34%
Total Annual Fund Operating Expenses	[1]	2.24%
Less: Fee Waiver and Expense Reimbursement	[2]	(1.26%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	[1]	0.98%
[1]	"Other Expenses," "Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement," have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund in which the Fund invests. "Other Expenses" also differ from the ratios shown in the Fund's financial highlights due to the impact of the closure of several funds of Symetra Mutual Funds Trust (the "Trust") as well as accounting for the Fund's expenses over a full one-year period.
[2]	Symetra Investment Management, Inc. (the "Adviser") has contractually agreed to waive 0.05% of its management fee (the "Fee Waiver") and also agreed to pay Fund expenses in order to limit the Fund's Other Expenses (excluding interest, taxes, brokerage commissions, capitalized expenditures, expenses related to short sales, expenses related to directed brokerage arrangements, acquired fund fees and expenses, and extraordinary expenses) to 0.13% of the average daily net assets of the Emerging Markets Income Fund (the "Expense Cap"). The Fee Waiver and the Expense Cap will remain in effect through at least April 30, 2014, and may be terminated before then only by the Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, as long as the Fund can make the repayment while remaining within its Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the Emerging Markets Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap and Fee Waiver only in the first year)

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Symetra DoubleLine Emerging Markets Income Fund	100	579	1,085	2,476

Portfolio Turnover
The Emerging Markets Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the period May 30, 2012 through December 31, 2012, the Fund’s portfolio turnover rate was 52.25% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal market conditions the Emerging Markets Fund pursues its investment objective by investing at least 80% of its net assets (plus the amount of borrowings for investment purposes) in debt securities of foreign issuers that are located in emerging market countries or whose securities are traded in emerging markets. The Fund generally maintains investments in securities of issuers in at least four emerging market countries. Nonetheless, the Fund is not a diversified mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”). In allocating investments among various emerging market countries, the Fund’s Sub-Adviser attempts to analyze various internal economic, market and political factors, including the following:  (1) public finance, (2) monetary policy, (3) external accounts, (4) financial markets, (5) regulation of foreign investments, (6) exchange rate policy, and (7) labor conditions.

An emerging market country is a country that, at the time the Emerging Markets Fund invests in the related debt instruments, is classified as an emerging or developing economy by any supranational organization such as the World Bank or the United Nations, or related entities, or is considered an emerging market country for purposes of constructing major emerging market securities indexes.

The Emerging Markets Fund may invest without limitation in lower-rated securities, commonly known as junk bonds, and may invest up to 20% of its assets in defaulted corporate securities when the Sub-Adviser believes that the restructured enterprise valuation or liquidation valuation may significantly exceed current market valuations. In addition, the Fund may invest in defaulted foreign government debt securities where the Sub-Adviser believes that the expected debt sustainability of the country exceeds current market valuations. In order to hedge the Fund’s portfolio, as well as for investment purposes, the Fund may purchase or sell options on securities in which it may invest and invest in interest rate futures contracts, options on interest rate futures contracts, structured notes, foreign currency futures contracts, foreign currency forward contracts and enter into swap agreements (including credit default swaps).

Under normal market conditions, the Emerging Markets Fund generally seeks a target weighted average effective duration of two to eight years, though actual duration may vary considerably from this target.

Portfolio securities may be sold at any time. Sales may occur when the Emerging Markets Fund’s portfolio manager perceives deterioration in the credit fundamentals of the issuer, the portfolio manager believes there are negative macro geo-political considerations that may affect the issuer, the portfolio manager determines to take advantage of a better investment opportunity or the individual security has reached the portfolio manager’s sell target.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Emerging Markets Fund. The following additional risks could affect the value of your investment:

•
Active Trading Risk. Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, as compared to a fund that trades less frequently, which may negatively affect Fund performance.

•
Credit Risk. The issuers of the bonds and other debt securities held by the Emerging Markets Fund may not be able to make interest or principal payments when due. Even if these issuers are able to make interest or principal payments, changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer by leading to greater volatility in the price of the security.

•	Defaulted Securities Risk. There is a high level of uncertainty regarding the repayment of defaulted securities and obligations of distressed issuers.

•
Derivatives Risk. Derivatives are securities, such as futures contracts, whose values are derived from those of other securities or indices. The Emerging Markets Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, the risk of improper valuation, illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and Counterparty Credit Risk. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. An investment in derivatives may not perform as anticipated by the Sub-Adviser, may not be able to be closed out at a favorable time or price. An investment in derivatives may also increase the Fund’s volatility and create investment leverage. When a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; or, when used for hedging purposes, derivatives may not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

•
Emerging Market Country Risk. Emerging markets countries are subject to magnified Foreign Investing Risk due to the greater degree of economic, political and social instability of emerging market countries as compared to developed countries.

•
Foreign Currency Risk. The U.S. dollar value of securities of foreign issuers traded in foreign currencies (and any dividends and interest earned) held by the Emerging Markets Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. The Fund does not hedge foreign currency risk.

•
Foreign Investing Risk. The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. Additionally, investments in securities of foreign issuers, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

•
Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise. Generally, the longer the duration of a debt security, the greater is the negative effect on its value when rates increase. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

•
Junk Bond Risk. Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Emerging Markets Fund. Junk bonds are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities.

•
Leveraging Risk. Certain investments by the Emerging Markets Fund may involve leverage, which may have the effect of increasing the volatility of the Fund’s portfolio, and the risk of loss in excess of invested capital.

•
Liquidity Risk. In certain circumstances, low trading volume, lack of a market maker, or contractual or legal restrictions may limit or prevent the Emerging Markets Fund from selling securities or closing any derivative positions within a reasonable time at desirable prices. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Adviser may be required to fair value the investments.

•
Management Risk. The Emerging Markets Fund is subject to management risk because it is an actively managed portfolio. The portfolio manager’s management practices, investment strategies, and choice of investments might not work to produce the desired results and the Fund might underperform other comparable funds.

•
Market Risk. The prices of the securities in which the Emerging Markets Fund invests may decline for a number of reasons including in response to economic or political developments and perceptions about the creditworthiness of individual issuers or other issuer-specific events.

•
New Fund Risk. The Emerging Markets Fund recently commenced operations and has a limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size. If the Fund does not grow to or maintain an economically viable size, the Board may consider various alternatives, including the liquidation of the Fund or the merger of the Fund into another mutual fund.

•
Non-diversification Risk. The Emerging Markets Fund is a non-diversified investment company. As such, it will likely invest in fewer securities than diversified investment companies and its performance may be more volatile. The Fund may be more susceptible to any single economic, political or regulatory event than a more diversified fund. If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it would have had it invested in a greater number of securities.

Performance
When the Emerging Markets Fund has been in operation for a full calendar year, performance information will be shown here.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Symetra DoubleLine Emerging Markets Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Symetra DoubleLine® Emerging Markets Income Fund (the “Emerging Markets Fund” or the “Fund”) seeks total return through both income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets Fund. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses that will be applied at the variable annuity or variable life insurance contract level. If those additional fees and expenses were included, overall expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Emerging Markets Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the period May 30, 2012 through December 31, 2012, the Fund’s portfolio turnover rate was 52.25% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.25%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses," "Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement," have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund in which the Fund invests.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Emerging Markets Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap and Fee Waiver only in the first year)

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions the Emerging Markets Fund pursues its investment objective by investing at least 80% of its net assets (plus the amount of borrowings for investment purposes) in debt securities of foreign issuers that are located in emerging market countries or whose securities are traded in emerging markets. The Fund generally maintains investments in securities of issuers in at least four emerging market countries. Nonetheless, the Fund is not a diversified mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”). In allocating investments among various emerging market countries, the Fund’s Sub-Adviser attempts to analyze various internal economic, market and political factors, including the following:  (1) public finance, (2) monetary policy, (3) external accounts, (4) financial markets, (5) regulation of foreign investments, (6) exchange rate policy, and (7) labor conditions.

An emerging market country is a country that, at the time the Emerging Markets Fund invests in the related debt instruments, is classified as an emerging or developing economy by any supranational organization such as the World Bank or the United Nations, or related entities, or is considered an emerging market country for purposes of constructing major emerging market securities indexes.

The Emerging Markets Fund may invest without limitation in lower-rated securities, commonly known as junk bonds, and may invest up to 20% of its assets in defaulted corporate securities when the Sub-Adviser believes that the restructured enterprise valuation or liquidation valuation may significantly exceed current market valuations. In addition, the Fund may invest in defaulted foreign government debt securities where the Sub-Adviser believes that the expected debt sustainability of the country exceeds current market valuations. In order to hedge the Fund’s portfolio, as well as for investment purposes, the Fund may purchase or sell options on securities in which it may invest and invest in interest rate futures contracts, options on interest rate futures contracts, structured notes, foreign currency futures contracts, foreign currency forward contracts and enter into swap agreements (including credit default swaps).

Under normal market conditions, the Emerging Markets Fund generally seeks a target weighted average effective duration of two to eight years, though actual duration may vary considerably from this target.

Portfolio securities may be sold at any time. Sales may occur when the Emerging Markets Fund’s portfolio manager perceives deterioration in the credit fundamentals of the issuer, the portfolio manager believes there are negative macro geo-political considerations that may affect the issuer, the portfolio manager determines to take advantage of a better investment opportunity or the individual security has reached the portfolio manager’s sell target.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the Emerging Markets Fund. The following additional risks could affect the value of your investment:

•
Active Trading Risk. Active trading, also called “high portfolio turnover,” may result in higher brokerage costs or mark-up charges, as compared to a fund that trades less frequently, which may negatively affect Fund performance.

•
Credit Risk. The issuers of the bonds and other debt securities held by the Emerging Markets Fund may not be able to make interest or principal payments when due. Even if these issuers are able to make interest or principal payments, changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer by leading to greater volatility in the price of the security.

•	Defaulted Securities Risk. There is a high level of uncertainty regarding the repayment of defaulted securities and obligations of distressed issuers.

•
Derivatives Risk. Derivatives are securities, such as futures contracts, whose values are derived from those of other securities or indices. The Emerging Markets Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, the risk of improper valuation, illiquidity of the derivatives, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, lack of availability and Counterparty Credit Risk. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. An investment in derivatives may not perform as anticipated by the Sub-Adviser, may not be able to be closed out at a favorable time or price. An investment in derivatives may also increase the Fund’s volatility and create investment leverage. When a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; or, when used for hedging purposes, derivatives may not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.

•
Emerging Market Country Risk. Emerging markets countries are subject to magnified Foreign Investing Risk due to the greater degree of economic, political and social instability of emerging market countries as compared to developed countries.

•
Foreign Currency Risk. The U.S. dollar value of securities of foreign issuers traded in foreign currencies (and any dividends and interest earned) held by the Emerging Markets Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. The Fund does not hedge foreign currency risk.

•
Foreign Investing Risk. The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. Additionally, investments in securities of foreign issuers, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

•
Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise. Generally, the longer the duration of a debt security, the greater is the negative effect on its value when rates increase. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

•
Junk Bond Risk. Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Emerging Markets Fund. Junk bonds are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities.

•
Leveraging Risk. Certain investments by the Emerging Markets Fund may involve leverage, which may have the effect of increasing the volatility of the Fund’s portfolio, and the risk of loss in excess of invested capital.

•
Liquidity Risk. In certain circumstances, low trading volume, lack of a market maker, or contractual or legal restrictions may limit or prevent the Emerging Markets Fund from selling securities or closing any derivative positions within a reasonable time at desirable prices. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Adviser may be required to fair value the investments.

•
Management Risk. The Emerging Markets Fund is subject to management risk because it is an actively managed portfolio. The portfolio manager’s management practices, investment strategies, and choice of investments might not work to produce the desired results and the Fund might underperform other comparable funds.

•
Market Risk. The prices of the securities in which the Emerging Markets Fund invests may decline for a number of reasons including in response to economic or political developments and perceptions about the creditworthiness of individual issuers or other issuer-specific events.

•
New Fund Risk. The Emerging Markets Fund recently commenced operations and has a limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size. If the Fund does not grow to or maintain an economically viable size, the Board may consider various alternatives, including the liquidation of the Fund or the merger of the Fund into another mutual fund.

•
Non-diversification Risk. The Emerging Markets Fund is a non-diversified investment company. As such, it will likely invest in fewer securities than diversified investment companies and its performance may be more volatile. The Fund may be more susceptible to any single economic, political or regulatory event than a more diversified fund. If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it would have had it invested in a greater number of securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Emerging Markets Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Emerging Markets Fund is a non-diversified investment company. As such, it will likely invest in fewer securities than diversified investment companies and its performance may be more volatile. The Fund may be more susceptible to any single economic, political or regulatory event than a more diversified fund. If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it would have had it invested in a greater number of securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	When the Emerging Markets Fund has been in operation for a full calendar year, performance information will be shown here.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Emerging Markets Fund has been in operation for a full calendar year, performance information will be shown here.
Symetra DoubleLine Emerging Markets Income Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Other Expenses	rr_OtherExpensesOverAssets	1.34%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%	[1]
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.26%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.98%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	579
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,085
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,476

[1]	"Other Expenses," "Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement," have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund in which the Fund invests. "Other Expenses" also differ from the ratios shown in the Fund's financial highlights due to the impact of the closure of several funds of Symetra Mutual Funds Trust (the "Trust") as well as accounting for the Fund's expenses over a full one-year period.
[2]	Symetra Investment Management, Inc. (the "Adviser") has contractually agreed to waive 0.05% of its management fee (the "Fee Waiver") and also agreed to pay Fund expenses in order to limit the Fund's Other Expenses (excluding interest, taxes, brokerage commissions, capitalized expenditures, expenses related to short sales, expenses related to directed brokerage arrangements, acquired fund fees and expenses, and extraordinary expenses) to 0.13% of the average daily net assets of the Emerging Markets Income Fund (the "Expense Cap"). The Fee Waiver and the Expense Cap will remain in effect through at least April 30, 2014, and may be terminated before then only by the Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, as long as the Fund can make the repayment while remaining within its Expense Cap.

Symetra Yacktman Focused Fund
Symetra Yacktman Focused Fund
Investment Objective
The Symetra Yacktman Focused Fund (“Focused Fund” or the “Fund”) seeks long-term capital appreciation and, to a lesser extent, income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Focused Fund. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses that will be applied at the variable annuity or variable life insurance contract level. If those additional fees and expenses were included, overall expenses would be higher.

SHAREHOLDER FEES (fees paid directly from your investment) N/A
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Symetra Yacktman Focused Fund
Management Fees		1.00%
Other Expenses	[1]	1.30%
Acquired Fund Fees and Expenses	[2]	0.02%
Total Annual Fund Operating Expenses		2.32%
Less: Fee Waiver and Expense Reimbursement	[3]	(1.23%)
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement		1.09%
[1]	"Other Expenses" shown differ from the ratios shown in the Fund's financial highlights due to the impact of the closure of several funds of Symetra Mutual Funds Trust (the "Trust") as well as accounting for the Fund's expenses over a full one-year period.
[2]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, in which the Fund invests. The Fund's proportionate share of these operating expenses is reflected under "Acquired Fund Fees and Expenses."
[3]	Symetra Investment Management, Inc. (the "Adviser") has contractually agreed to waive 0.05% of its management fee (the "Fee Waiver") and also agreed to pay Fund expenses in order to limit the Fund's Other Expenses (excluding interest, taxes, brokerage commissions, capitalized expenditures, expenses related to short sales, expenses related to directed brokerage arrangements, acquired fund fees and expenses, and extraordinary expenses) to 0.12% of the average daily net assets of the Focused Fund (the "Expense Cap"). The Fee Waiver and the Expense Cap will remain in effect through at least April 30, 2014, and may be terminated before then only by the Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, as long as the Fund can make the repayment while remaining within its Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the Focused Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap and Fee Waiver only in the first year)

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Symetra Yacktman Focused Fund	111	606	1,128	2,561

Portfolio Turnover
The Focused Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the period May 30, 2012 through December 31, 2012, the Fund’s portfolio turnover rate was 8.31% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal market conditions, the Focused Fund pursues its investment objective by investing a majority of its assets in common stock of U.S. issuers. Some, but not all, Fund holdings may pay dividends. The Sub-Adviser seeks to purchase “growth” oriented issuers at low prices relative to value. Through this approach, it attempts to combine the best features of “growth” and “value” investing. The Fund is a non-diversified fund and generally will hold securities of fewer issuers than the typical equity mutual fund. Consistent with this, although the Fund invests in issuers of any size market capitalization, the Sub-Adviser prefers larger companies to smaller ones.

The Focused Fund may invest up to 20% of its assets in equity securities of foreign issuers. This 20% limit does not apply to investments in the form of American Depositary Receipts (“ADRs”). The Fund may also invest up to 20% of its assets in debt securities, including lower-rated securities (commonly referred to as junk bonds). The Fund does not seek to align itself with any benchmark, but rather is opportunistic in seeking attractively-priced securities that represent predictable, quality investments, while protecting capital. As a result, the Fund may experience periods when it is very selective about investments and hold more cash than other equity mutual funds. Consistent with this, the Fund may underperform its peers in strong equity markets and outperform them in weaker markets.

The Sub-Adviser generally looks for issuers with one or more of the following characteristics:  (1) sound business prospects, (2) shareholder-oriented management, and (3) securities with a low purchase price. In the Sub-Adviser’s view:

•
Companies with sound business prospects exhibit one or more of the following characteristics:  (a) high market share in principal product/service lines, (b) high cash return on tangible assets, (c) relatively low capital requirements resulting in cash flow during growth periods, (d) long product cycles combined with short customer purchase cycles, and (e) unique franchise characteristics.

•
Companies with shareholder oriented management exhibit one or more of the following characteristics:  (a) reinvest in the business yet generate excess cash, (b) make synergistic acquisitions, and (c) purchase their own stock when its price is low.

•
A company has an attractively low stock price if the price has either of the following characteristics:  (a) the market capitalization is less than what the Sub-Adviser would pay for the entire company, or (b) the price is volatile and not correlated with changes in the company’s fundamental performance.

The Focused Fund sells companies that no longer meet its investment criteria, or if better investment opportunities are available.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Focused Fund. The following additional risks could affect the value of your investment:

•
Credit Risk. The issuers of the bonds and other debt securities held by the Focused Fund may not be able to make interest or principal payments when due. Even if these issuers are able to make interest or principal payments, changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer by leading to greater volatility in the price of the security.

•
Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise. Generally, the longer the duration of a debt security, the greater is the negative effect on its value when rates increase. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

•
Foreign Currency Risk. The U.S. dollar value of securities of foreign issuers traded in foreign currencies (and any dividends and interest earned) held by the Focused Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. The Fund does not hedge foreign currency risk.

•
Foreign Investing Risk. The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. Additionally, investments in securities of foreign issuers, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

•
Junk Bond Risk. Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Focused Fund. Junk bonds are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities.

•
Management Risk. The Focused Fund is subject to management risk because it is an actively managed portfolio. The portfolio managers’ management practices, investment strategies, and choice of investments might not work to produce the desired results and the Fund might underperform other comparable funds.

•
Market Risk. The prices of the securities in which the Fund invests may decline for a number of reasons including in response to economic or political developments and perceptions about the creditworthiness of individual issuers or other issuer-specific events. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged.

•
New Fund Risk. The Focused Fund recently commenced operations and has a limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size. If the Fund does not grow to or maintain an economically viable size, the Board may consider various alternatives, including the liquidation of the Fund or the merger of the Fund into another mutual fund.

•
Non-Diversification Risk. The Focused Fund is a non-diversified investment company. As such, it will likely invest in fewer securities than diversified investment companies and its performance may be more volatile. The Fund may be more susceptible to any single economic, political or regulatory event than a more diversified fund. If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it would have had it invested in a greater number of securities.

•
Smaller Capitalization Companies Risk. Smaller capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than larger capitalization companies. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments. The stocks of smaller capitalization companies tend to be less liquid and have less trading volume than stocks of larger capitalization companies and this could make it difficult to sell securities of smaller capitalization companies at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. Finally, there are periods when investing in smaller capitalization stocks falls out of favor with investors and the stocks of smaller-capitalization companies underperform.

•
Value Investing Risk. Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Focused Fund to at times underperform equity funds that use other investment strategies.

Performance
When the Focused Fund has been in operation for a full calendar year, performance information will be shown here.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Symetra Yacktman Focused Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Symetra Yacktman Focused Fund (“Focused Fund” or the “Fund”) seeks long-term capital appreciation and, to a lesser extent, income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Focused Fund. The expenses shown in the table and in the example that follow do not reflect additional fees and expenses that will be applied at the variable annuity or variable life insurance contract level. If those additional fees and expenses were included, overall expenses would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) N/A
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Focused Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the period May 30, 2012 through December 31, 2012, the Fund’s portfolio turnover rate was 8.31% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.31%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, in which the Fund invests. The Fund's proportionate share of these operating expenses is reflected under "Acquired Fund Fees and Expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Focused Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap and Fee Waiver only in the first year)

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Focused Fund pursues its investment objective by investing a majority of its assets in common stock of U.S. issuers. Some, but not all, Fund holdings may pay dividends. The Sub-Adviser seeks to purchase “growth” oriented issuers at low prices relative to value. Through this approach, it attempts to combine the best features of “growth” and “value” investing. The Fund is a non-diversified fund and generally will hold securities of fewer issuers than the typical equity mutual fund. Consistent with this, although the Fund invests in issuers of any size market capitalization, the Sub-Adviser prefers larger companies to smaller ones.

The Focused Fund may invest up to 20% of its assets in equity securities of foreign issuers. This 20% limit does not apply to investments in the form of American Depositary Receipts (“ADRs”). The Fund may also invest up to 20% of its assets in debt securities, including lower-rated securities (commonly referred to as junk bonds). The Fund does not seek to align itself with any benchmark, but rather is opportunistic in seeking attractively-priced securities that represent predictable, quality investments, while protecting capital. As a result, the Fund may experience periods when it is very selective about investments and hold more cash than other equity mutual funds. Consistent with this, the Fund may underperform its peers in strong equity markets and outperform them in weaker markets.

The Sub-Adviser generally looks for issuers with one or more of the following characteristics:  (1) sound business prospects, (2) shareholder-oriented management, and (3) securities with a low purchase price. In the Sub-Adviser’s view:

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Companies with sound business prospects exhibit one or more of the following characteristics:  (a) high market share in principal product/service lines, (b) high cash return on tangible assets, (c) relatively low capital requirements resulting in cash flow during growth periods, (d) long product cycles combined with short customer purchase cycles, and (e) unique franchise characteristics.

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Companies with shareholder oriented management exhibit one or more of the following characteristics:  (a) reinvest in the business yet generate excess cash, (b) make synergistic acquisitions, and (c) purchase their own stock when its price is low.

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A company has an attractively low stock price if the price has either of the following characteristics:  (a) the market capitalization is less than what the Sub-Adviser would pay for the entire company, or (b) the price is volatile and not correlated with changes in the company’s fundamental performance.

The Focused Fund sells companies that no longer meet its investment criteria, or if better investment opportunities are available.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the Focused Fund. The following additional risks could affect the value of your investment:

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Credit Risk. The issuers of the bonds and other debt securities held by the Focused Fund may not be able to make interest or principal payments when due. Even if these issuers are able to make interest or principal payments, changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer by leading to greater volatility in the price of the security.

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Interest Rate Risk. In general, the value of bonds and other debt securities falls when interest rates rise. Generally, the longer the duration of a debt security, the greater is the negative effect on its value when rates increase. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of increases in interest rates that have caused significant declines in bond prices.

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Foreign Currency Risk. The U.S. dollar value of securities of foreign issuers traded in foreign currencies (and any dividends and interest earned) held by the Focused Fund may be affected favorably or unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to these other currencies will adversely affect the Fund. The Fund does not hedge foreign currency risk.

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Foreign Investing Risk. The securities of foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the U.S. Additionally, investments in securities of foreign issuers, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, auditing, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies often are less stable than the U.S. Government and the U.S. economy.

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Junk Bond Risk. Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Focused Fund. Junk bonds are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities.

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Management Risk. The Focused Fund is subject to management risk because it is an actively managed portfolio. The portfolio managers’ management practices, investment strategies, and choice of investments might not work to produce the desired results and the Fund might underperform other comparable funds.

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Market Risk. The prices of the securities in which the Fund invests may decline for a number of reasons including in response to economic or political developments and perceptions about the creditworthiness of individual issuers or other issuer-specific events. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged.

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New Fund Risk. The Focused Fund recently commenced operations and has a limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size. If the Fund does not grow to or maintain an economically viable size, the Board may consider various alternatives, including the liquidation of the Fund or the merger of the Fund into another mutual fund.

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Non-Diversification Risk. The Focused Fund is a non-diversified investment company. As such, it will likely invest in fewer securities than diversified investment companies and its performance may be more volatile. The Fund may be more susceptible to any single economic, political or regulatory event than a more diversified fund. If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it would have had it invested in a greater number of securities.

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Smaller Capitalization Companies Risk. Smaller capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than larger capitalization companies. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments. The stocks of smaller capitalization companies tend to be less liquid and have less trading volume than stocks of larger capitalization companies and this could make it difficult to sell securities of smaller capitalization companies at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. Finally, there are periods when investing in smaller capitalization stocks falls out of favor with investors and the stocks of smaller-capitalization companies underperform.

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Value Investing Risk. Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Focused Fund to at times underperform equity funds that use other investment strategies.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Focused Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Focused Fund is a non-diversified investment company. As such, it will likely invest in fewer securities than diversified investment companies and its performance may be more volatile. The Fund may be more susceptible to any single economic, political or regulatory event than a more diversified fund. If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it would have had it invested in a greater number of securities.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	When the Focused Fund has been in operation for a full calendar year, performance information will be shown here.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Focused Fund has been in operation for a full calendar year, performance information will be shown here.
Symetra Yacktman Focused Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.30%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.32%
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.23%)	[3]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	606
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,128
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,561

[1]	"Other Expenses" shown differ from the ratios shown in the Fund's financial highlights due to the impact of the closure of several funds of Symetra Mutual Funds Trust (the "Trust") as well as accounting for the Fund's expenses over a full one-year period.
[2]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, in which the Fund invests. The Fund's proportionate share of these operating expenses is reflected under "Acquired Fund Fees and Expenses."
[3]	Symetra Investment Management, Inc. (the "Adviser") has contractually agreed to waive 0.05% of its management fee (the "Fee Waiver") and also agreed to pay Fund expenses in order to limit the Fund's Other Expenses (excluding interest, taxes, brokerage commissions, capitalized expenditures, expenses related to short sales, expenses related to directed brokerage arrangements, acquired fund fees and expenses, and extraordinary expenses) to 0.12% of the average daily net assets of the Focused Fund (the "Expense Cap"). The Fee Waiver and the Expense Cap will remain in effect through at least April 30, 2014, and may be terminated before then only by the Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, as long as the Fund can make the repayment while remaining within its Expense Cap.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2013